Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000244439 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Dividend ETF
Class Name	MarketDesk Focused U.S. Dividend ETF
Trading Symbol	FDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the MarketDesk Focused U.S. Dividend ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://www.marketdeskindices.com/fdiv. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fdiv. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.marketdeskindices.com/fdiv
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 72,636,507
Holdings Count | holding	61
Advisory Fees Paid, Amount	$ 127,378
Investment Company, Portfolio Turnover	272.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$72,636,507	Portfolio Turnover Rate*	272%
# of Portfolio Holdings	61	Advisory Fees Paid	$127,378
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	20.9%
Consumer Discretionary	16.8%
Consumer Staples	15.0%
Information Technology	14.8%
Industrials	11.7%
Health Care	9.1%
Communication Services	5.3%
Utilities	4.0%
Materials	2.0%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Verizon Communications, Inc.	2.2%
Marsh & McLennan Cos., Inc.	2.1%
T-Mobile US, Inc.	2.1%
Dolby Laboratories, Inc. - Class A	2.1%
International Business Machines Corp.	2.1%
PepsiCo, Inc.	2.0%
Abbott Laboratories	2.0%
Procter & Gamble Co.	2.0%
Coca-Cola Co.	2.0%
AbbVie, Inc.	2.0%

C000258373 [Member]
Shareholder Report [Line Items]
Fund Name	MarketDesk Focused U.S. Momentum ETF
Class Name	MarketDesk Focused U.S. Momentum ETF
Trading Symbol	FMTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the MarketDesk Focused U.S. Momentum ETF (the “Fund”) for the period of August 1, 2025 to January 31, 2026 (the “Period). You can find additional information about the Fund at https://www.marketdeskindices.com/fmtm. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fmtm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://www.marketdeskindices.com/fmtm
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.45%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%
Net Assets	$ 64,490,080
Holdings Count | holding	31
Advisory Fees Paid, Amount	$ 85,326
Investment Company, Portfolio Turnover	368.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$64,490,080	Portfolio Turnover Rate*	368%
# of Portfolio Holdings	31	Advisory Fees Paid	$85,326
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	33.5%
Information Technology	19.3%
Materials	16.3%
Health Care	10.1%
Communication Services	6.9%
Energy	6.8%
Financials	3.4%
Consumer Staples	3.4%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
Nucor Corp.	3.5%
FedEx Corp.	3.5%
TechnipFMC PLC	3.4%
Alphabet, Inc. - Class C	3.4%
Mueller Industries, Inc.	3.4%
Reliance, Inc.	3.4%
OneMain Holdings, Inc.	3.4%
New York Times Co. - Class A	3.4%
Viatris, Inc.	3.4%
Cummins, Inc.	3.4%